Interim Condensed Consolidated Changes In Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Issued and Additional paid in capital [member]	Foreign Currency Translation [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2020	$ 24,733	$ 605	$ (18,897)			$ 6,441
IfrsStatementLineItems [Line Items]
Net loss						(4,939)
Other comprehensive loss for the period		(382)				(382)
Total comprehensive loss for the period		(382)	(4,939)			(5,321)
Issuance of shares, net	5,892					5,892
Share-based compensation	484					484
Conversion of warrants A to ordinary shares, net (See note 5.2)
Loss after income tax for the year			(4,939)			(4,939)
Exercise of warrants into ordinary shares	395					395
Loss after income tax for the period						(4,939)
Balance at Dec. 31, 2021	31,504	223	(23,836)			7,891
IfrsStatementLineItems [Line Items]
Net loss						(6,184)
Other comprehensive loss for the period		(760)				(760)
Total comprehensive loss for the period		(760)	(6,184)			(6,944)
Issuance of shares, net	182					182
Share-based compensation	306					306
Conversion of warrants A to ordinary shares, net (See note 5.2)
Loss after income tax for the year			(6,184)			(6,184)
Issuance of options to acquire intangible asset	721					721
Loss after income tax for the period						(6,184)
Balance at Dec. 31, 2022	32,713	(537)	(30,020)	$ 2,156		2,156
IfrsStatementLineItems [Line Items]
Net loss						(33,009)
Other comprehensive loss for the period		(165)				(165)
Total comprehensive loss for the period		(165)	(33,009)			(33,174)
Issuance of shares, net	170					170
Recapitalization due to issuance of shares following the SPAC transaction, net	11,460					11,460
Share-based compensation	2,092					2,092
Conversion of convertible notes to shares	175					175
Exercise of options	10					10
Conversion of warrants A to ordinary shares, net (See note 5.2)	290					290
Loss after income tax for the year						(33,009)
Loss after income tax for the period			(33,009)			(33,009)
Conversion of bridge loans to shares	2,983					2,983
Issuance of Security Bundle, net (See note 5.2)	1,837					1,837
Balance at Jun. 30, 2023	51,730	(702)	(63,029)			(12,001)
Balance at Dec. 31, 2022	32,713	(537)	(30,020)	2,156		2,156
IfrsStatementLineItems [Line Items]
Net loss			(20,914)	(20,914)	(75)	(20,989)
Other comprehensive loss for the period		46		46	17	63
Total comprehensive loss for the period		46	(20,914)	(20,868)	(58)	(20,926)
Issuance of shares, net	4,896			4,896		4,896
Recapitalization due to issuance of shares following the SPAC transaction, net	11,460			11,460		11,460
Share-based compensation	3,269			3,269		3,269
Conversion of convertible notes to shares	5,955			5,955		5,955
Exercise of options	10			10		10
Issuance of shares and warrants B, net (See note 14.B.3)	1,837			1,837		1,837
Conversion of warrants A to ordinary shares, net (See note 5.2)	1,008			1,008		1,008
Exercise of warrants B, net (See note 14 B.3)	888			888		888
Issuance of warrants B after reset (See note 14 B.3)	865			865		865
Non-controlling interests arising from initially consolidated companies					20,826	20,826
Loss after income tax for the year						(20,914)
Loss after income tax for the period						(20,989)
Balance at Dec. 31, 2023	62,901	(491)	(50,934)	11,476	20,768	32,244
IfrsStatementLineItems [Line Items]
Net loss						(10,886)
Other comprehensive loss for the period		72		72	20	92
Total comprehensive loss for the period		72	(10,693)	(10,621)	(173)	(10,794)
Issuance of shares, net	698			698		698
Share-based compensation	1,693			1,693		1,693
Conversion of convertible notes to shares	655			655		655
Conversion of warrants A to ordinary shares, net (See note 5.2)
Loss after income tax for the year						(10,693)
Exercise of warrants into ordinary shares	504			504		504
Loss after income tax for the period			(10,693)	(10,693)	(193)	(10,886)
Conversion of warrants- derivative financial liabilities into ordinary shares	314			314		314
Conversion of convertible promissory note into ordinary shares	2,346			2,346		2,346
Issuance of investment units	2,699			2,699		2,699
Balance at Jun. 30, 2024	$ 71,810	$ (419)	$ (61,627)	$ 9,764	$ 20,595	$ 30,359